Share-based payments - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Additional Disclosures
Aggregate intrinsic value, Exercised	$ 2,192
Aggregate intrinsic value, Outstanding at end of year	$ 0
2010 Omnibus Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	159,000
Exercised (in shares)	(143,000)
Forfeitures and cancellations (in shares)	(16,000)
Outstanding at end of year (in shares)	0
Vested and exercisable at end of year (in shares)	0	0	0
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 12.07
Exercised (in dollars per share)	12.13
Forfeitures and cancellations (in dollars per share)	11.50
Outstanding at end of year (in dollars per share)	0
Vested and exercisable at end of year (in dollars per share)	$ 0
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	0 years
Weighted average remaining life, Vested and exercisable at end of year	0 years